Statement of Cash Flows	1 Months Ended
Oct. 31, 2018 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,800)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization
Share-based compensation	12,800
Change in operating assets and liabilities
Prepaid expenses
Accounts receivable
Accounts payable and accrued expenses
Total adjustments	12,800
Net cash used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES:
Security deposits
Acquisition of fixed assets
Disposition of fixed assets
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of preferred and common stock for cash (including liability for shares to be issued)	200,000
Proceeds received from notes payable
Repayments of notes payable
Net cash provided by financing activities	200,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	200,000
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD
CASH AND CASH EQUIVALENTS - END OF PERIOD	200,000
Cash paid during the period for:
Interest
Taxes
Issuance of common stock for liability of stock to be issued
Issuance of preferred stock for liability of stock to be issued